Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid expenses
Schedule of prepaid expenses

(a)This caption is made up as follows:

	2019	2018
	US$(000)	US$(000)

Prepaid energy services(b)	26,582	27,464
Prepaid insurances	13,568	12,486
Deferred costs of works for taxes	4,138	2,407
Other prepaid expenses	2,373	1,366

	46,661	43,723

Classification by maturity:
Current portion	20,969	17,145
Non-current portion	25,692	26,578

	46,661	43,723

(b)This item corresponds mainly to paid in advance to EDEGEL for an original amount of US$31,007,190 corresponding to the right to use the capacity of the hydraulic system of EDEGEL by the subsidiary Empresa de Generación Huanza S.A. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015